RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Mar. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

15. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of March 31, 2021 and 2022:

Name of related parties	Relationship with the Group

58.com	2024 Notes holder who appointed one of the Board members of the Company before July 12, 2021
NIO Capital and Joy Capital	Holders of senior convertible preferred shares
Weiche	Equity-method investee of the Company

Except for 2024 Notes balance as disclosed in details of related party balances as of March 31, 2022 (Note 12), and senior convertible preferred shares, warrants and forward contracts issued to NIO Capital and Joy Capital (Note 17), major related party balance as of March 31, 2021 and 2022 and major related parties’ transactions for the year ended December 31, 2019, the three months ended March 31, 2020, and the fiscal years ended March 31, 2021 and 2022 were as follows:

Amounts due from related party

	March 31, 2021	March 31, 2022
	RMB	RMB

Consideration receivables, net (Note 3)
58.com	129,383	—

Amounts due to related party
	March 31, 2021	March 31, 2022
	RMB	RMB

Unpaid advertising expenses
58.com	69,434	—

Transactions with related parties

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Advertising service provided by the related parties
58.com	47,054	23,520	89,843	—
Weiche	—	—	—	351
	47,054	23,520	89,843	351

Inventory leads sold to the related party
58.com	—	—	10,869	176

Gain from the divestiture of 2B business (Note 3)
58.com	—	—	735,956	—